EQUITY (Details 4) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reserves within equity [line items]
Transactions with non-controlling interest		$ 91,147	$ 88,644
Total equity		4,267,236	4,185,304	$ 2,937,548	$ 4,503,695
Other Sundry Reserves [Member]
Disclosure of reserves within equity [line items]
Higher value for TAM S.A. share exchange	[1]	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets	[2]	2,620	2,620	2,620
Transactions with non-controlling interest	[3]	(25,911)	(25,911)	(25,891)
Cost of issuance and placement of shares		0	(9)	(4,793)
Others		(2,621)	(2,111)	(2,949)
Total equity		$ 2,639,780	$ 2,640,281	$ 2,634,679	$ 2,635,748

[1]	Corresponds to the difference in the shares value of TAM S.A. acquired (under subscriptions) by Sister Holdco S.A. and Holdco II S.A. (under the Exchange Offer), as stipulated in the Declaration of Posting of Merger by Absorption and the fair value of these exchange shares of LATAM Airlines Group S.A. at June 22, 2012.
[2]	Corresponds to the technical revaluation of fixed assets authorized by the Commission for the Financial Market in 1979, in Circular N 1529. The revaluation was optional and could be taken only once, the reserve is not distributable and can only be capitalized.
[3]	The balance at December 31, 2017, correspond to the loss generated by the participation of Lan Pax Group S.A. and Inversiones Lan S.A. in the acquisition of shares of Aerovias de Integracion Regional Aires of ThUS$ (3,480) and ThUS$ (20), respectively; the acquisition of TAM S.A. of the minority holding of Aerolinhas Brasileiras S.A. of ThUS$ (885) and the acquisition of minority interest of Aerolane S.A. by Lan Pax group S.A. through Holdco Ecuador S.A. for US$ (21,526).